Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenues：
Total revenues		$ 6,284,183	$ 4,716,845
Cost of revenues		(4,700,000)	(3,875,916)
Gross profit		1,584,183	840,929
Operating expenses:
Selling and marketing		288,404	423,228
General and administrative		1,671,937	1,464,679
Provision for expected credit losses		438,499	135,456
Total operating expenses		2,398,840	2,023,363
Loss from operations		(814,657)	(1,182,434)
Other income (expenses):
Interest expense		(178,974)	(205,482)
Other income, net		264,069	194,583
Total other income (expenses), net		85,095	(10,899)
Loss before income taxes		(729,562)	(1,193,333)
Income tax benefit		(146,263)	(67,418)
Net loss		(583,299)	(1,125,915)
Less: net loss attributable to non-controlling interests		(1,368)	(877)
Net loss attributable to ordinary shareholders		(581,931)	(1,125,038)
Comprehensive loss
Net loss		(583,299)	(1,125,915)
Foreign currency translation loss		(55,265)	(33,981)
Total comprehensive loss		(638,564)	(1,159,896)
Comprehensive loss attributable to non-controlling interests		(2,557)	(342)
Comprehensive loss attributable to ordinary shareholders		$ (636,007)	$ (1,159,554)
Loss per ordinary share
Basic	[1]	$ (2.57)	$ (6.38)
Diluted	[1]	$ (2.57)	$ (6.38)
Weighted average number of ordinary shares outstanding
Basic	[1]	226,610	176,282
Diluted	[1]	226,610	176,282
Project Revenues [Member]
Revenues：
Total revenues		$ 6,229,321	$ 4,451,937
Retail Revenues [Member]
Revenues：
Total revenues		$ 54,862	$ 264,908

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).